Funds from securities issued (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Securitization of the future flow of payment orders received from abroad
Balance	R$ 2,606,322	R$ 3,286,342
Date of Issue: 3.06.2008 | Maturity: 5.22.2017
Securitization of the future flow of payment orders received from abroad
Balance	0	87,183
Date of Issue: 12.19.2008 | Maturity: 2.20.2019
Securitization of the future flow of payment orders received from abroad
Balance	348,524	698,551
Date of Issue: 12.17.2009 | Maturity: 2.20.2020
Securitization of the future flow of payment orders received from abroad
Balance	49,594	74,487
Date of Issue: 8.20.2010 | Maturity: 8.21.2017
Securitization of the future flow of payment orders received from abroad
Balance	0	60,938
Date of Issue: 9.29.2010 | Maturity: 8.21.2017
Securitization of the future flow of payment orders received from abroad
Balance	0	34,810
Date of Issue: 11.16.2011 | Maturity: 11.20.2018
Securitization of the future flow of payment orders received from abroad
Balance	26,068	60,989
Date of Issue: 11.16.2011 | Maturity: 11.22.2021
Securitization of the future flow of payment orders received from abroad
Balance	139,678	177,095
Date of Issue: 12.23.2015 | Maturity: 11.21.2022
Securitization of the future flow of payment orders received from abroad
Balance	330,311	348,110
Date of Issue: 12.23.2015 | Maturity: 11.20.2020
Securitization of the future flow of payment orders received from abroad
Balance	318,934	348,662
Date of Issue: 2.02.2016 | Maturity: 2.22.2021
Securitization of the future flow of payment orders received from abroad
Balance	871,260	872,710
Date of Issue: 3.30.2016 | Maturity: 2.22.2021
Securitization of the future flow of payment orders received from abroad
Balance	521,953	R$ 522,807
Nominal amount
Securitization of the future flow of payment orders received from abroad
Balance	4,998,763
Nominal amount | Date of Issue: 3.06.2008 | Maturity: 5.22.2017
Securitization of the future flow of payment orders received from abroad
Balance	836,000
Nominal amount | Date of Issue: 12.19.2008 | Maturity: 2.20.2019
Securitization of the future flow of payment orders received from abroad
Balance	1,168,500
Nominal amount | Date of Issue: 12.17.2009 | Maturity: 2.20.2020
Securitization of the future flow of payment orders received from abroad
Balance	89,115
Nominal amount | Date of Issue: 8.20.2010 | Maturity: 8.21.2017
Securitization of the future flow of payment orders received from abroad
Balance	307,948
Nominal amount | Date of Issue: 9.29.2010 | Maturity: 8.21.2017
Securitization of the future flow of payment orders received from abroad
Balance	170,530
Nominal amount | Date of Issue: 11.16.2011 | Maturity: 11.20.2018
Securitization of the future flow of payment orders received from abroad
Balance	88,860
Nominal amount | Date of Issue: 11.16.2011 | Maturity: 11.22.2021
Securitization of the future flow of payment orders received from abroad
Balance	133,290
Nominal amount | Date of Issue: 12.23.2015 | Maturity: 11.21.2022
Securitization of the future flow of payment orders received from abroad
Balance	390,480
Nominal amount | Date of Issue: 12.23.2015 | Maturity: 11.20.2020
Securitization of the future flow of payment orders received from abroad
Balance	390,480
Nominal amount | Date of Issue: 2.02.2016 | Maturity: 2.22.2021
Securitization of the future flow of payment orders received from abroad
Balance	889,725
Nominal amount | Date of Issue: 3.30.2016 | Maturity: 2.22.2021
Securitization of the future flow of payment orders received from abroad
Balance	R$ 533,835